Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Contingent consideration payable, earnout shares			13,000,000
Ordinary shares par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares authorized	[1]	500,000,000	500,000,000
Ordinary shares issued	[1]	35,308,040	46,595,743
Ordinary shares outstanding	[1]	35,308,040	33,595,743

[1]	The share information is presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).